Discontinued Operations and Divestitures - Summary of Hero's Operating Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss)	$ 2,056	$ (27,105)	$ (16,686)
Net income (loss) attributable to non-controlling interest	1,279	(16,550)	(8,735)
Hero Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		8,614	12,873
Income (loss) before income taxes	2,559	(33,100)	(17,470)
Income tax (expense) benefit	(503)	5,995	3,168
Net income (loss)	2,056	(27,105)	(14,302)
Net income (loss) attributable to non-controlling interest	$ 1,279	$ (16,550)	$ (8,735)